UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund:  BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania

        Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 116.6%
Corporate — 12.7%
County of Beaver Industrial Development Authority, Refunding RB, First Energy Nuclear Energy Corp, Project, Series B, 3.50%, 12/01/35 (a)	$3,235	$3,324,901
County of Beaver Pennsylvania IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	1,200	1,215,732
County of Delaware Pennsylvania IDA, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,597,616
County of Northumberland Pennsylvania IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	4,500	4,505,310
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,519,804
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,753,820
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,249,536
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	5,865	6,317,251

		23,483,970
County/City/Special District/School District — 36.6%
Bristol Township School District, GO, 5.00%, 6/01/40	775	859,312
Chambersburg Area School District, GO:
5.25%, 9/01/15 (b)	640	667,040
5.25%, 3/01/27	1,860	1,931,033
(NPFGC), 5.25%, 3/01/26	2,115	2,199,029
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	5,000	5,578,250
(AGC), 5.00%, 8/01/24	2,000	2,216,800
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	970	1,125,540
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	$400	$428,448
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	400	454,100
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,296,040
East Stroudsburg Area School District, GO, Series A:
7.75%, 9/01/17 (b)	985	1,182,739
7.75%, 9/01/17 (b)	960	1,151,213
7.75%, 9/01/27	55	65,102
Erie County Conventional Center Authority, RB, 5.00%, 1/15/36	8,850	8,874,868
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,063,490
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/31	3,500	3,950,800
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/32	1,585	1,705,095
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	4,645	4,725,777
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (b)	50	59,571
6.00%, 9/01/38	3,250	3,682,705
Philipsburg-Osceola Pennsylvania Area School District, GO, (AGM), 5.00%, 4/01/41	755	800,451
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	6,145	3,487,410
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	1,880	2,060,104
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	1,640	1,308,835
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	1,980	1,508,027
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,441,816
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,236,894

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	$1,065	$1,131,488
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	1,500	1,611,435
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	5,120	5,779,200
Township of Falls Authority Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,070	1,195,490

		67,778,102
Education — 7.0%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/26	100	110,588
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,500	1,636,875
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,195	1,231,173
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	2,750	3,029,290
La Salle University, 5.00%, 5/01/37	985	1,060,254
La Salle University, 5.00%, 5/01/42	1,600	1,710,880
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	316,322
Thomas Jefferson University, 4.00%, 3/01/37	375	381,289
Widener University, Series A, 5.25%, 7/15/33	1,360	1,508,117
Widener University, Series A, 5.50%, 7/15/38	340	379,012
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	954,251
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Township of East Hempfield IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	$385	$405,443
5.00%, 7/01/45	200	208,264

		12,931,758
Health — 18.0%
County of Allegheny Pennsylvania Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,564,080
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	765	843,833
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,020	2,443,352
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	500	554,845
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,566,083
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	490	535,805
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	55	55,307
Series A-1, 6.25%, 11/15/29	235	271,418
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities:
5.00%, 11/15/27	690	748,119
5.00%, 11/15/28	445	480,925
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	420	457,166
5.75%, 5/01/35	745	821,795

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	2

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	$7,600	$7,752,760
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	2,390	2,761,812
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	1,840	2,234,312
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 6/01/44 (e)	2,130	2,349,837

		33,441,449
Housing — 7.0%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	1,915	1,933,652
3.70%, 10/01/42	3,175	3,176,841
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 092-A, AMT, 4.75%, 4/01/31	595	597,136
Series 096-A, AMT, 4.70%, 10/01/37	2,730	2,765,381
Series 099-A, AMT, 5.15%, 4/01/38	855	901,273
Series 110-B, 4.75%, 10/01/39	620	643,758
Philadelphia Housing Authority, RB, Capital Fund Program, Series A (AGM), 5.50%, 12/01/18	3,000	3,039,300

		13,057,341
State — 7.2%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 11/15/24	1,000	1,183,730
5.00%, 4/01/26	1,140	1,352,006
5.00%, 6/15/26	2,000	2,413,300
5.00%, 6/01/28	2,300	2,679,661
5.00%, 6/15/29	1,000	1,186,270
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	$600	$618,744
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	3,600	4,008,384

		13,442,095
Transportation — 17.0%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	2,500	2,685,825
AMT (AGM), 5.00%, 6/15/37	5,595	5,772,138
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	554,772
5.00%, 1/01/37	1,970	2,241,308
Series D (AGM), 5.00%, 1/01/40	1,560	1,731,943
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,100	1,082,113
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	1,100	357,115
Series A (AMBAC), 5.25%, 12/01/32	350	354,204
Series A (AMBAC), 5.50%, 12/01/31	7,800	7,899,060
Sub-Series A, 6.00%, 12/01/41	700	759,451
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,946,390
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,767,270
5.00%, 6/01/29	2,080	2,337,358

		31,488,947
Utilities — 11.1%
Allegheny County Sanitary Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,194,800

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
City of Philadelphia Pennsylvania Gas Works, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	$3,300	$3,309,999
9th Series, 5.25%, 8/01/40	1,430	1,637,150
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	700	781,872
Series C (AGM), 5.00%, 8/01/40	3,000	3,319,890
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	1,215	1,373,132
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	350	399,921
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,420	1,567,013
Reading Area Water Authority Pennsylvania, RB, (AGM), 5.00%, 12/01/27	2,680	2,917,126

		20,500,903
Total Municipal Bonds in Pennsylvania		216,124,565
Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	805	889,130
Total Municipal Bonds — 117.1%		217,013,695

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 37.8%
Education — 9.0%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/32	8,845	9,256,456
University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	4,270	5,014,859
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (concluded)
Education (concluded)
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	$2,202	$2,501,216

		16,772,531
Health — 9.8%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	2,500	2,742,700
Series A, 5.25%, 6/01/39	3,128	3,455,902
Series A-1, 5.13%, 6/01/41	6,272	6,889,180
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,170,090

		18,257,872
Housing — 1.7%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	3,000	3,123,600
State — 17.3%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	5,203	5,807,846
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	10,000	11,134,400
State Public School Building Authority, Refunding RB, School Distric of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	15,068,178

		32,010,424
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.8%		70,164,427
Total Long-Term Investments (Cost — $267,552,364) — 154.9%		287,178,122

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (g)(h)	7,751	7,751
Total Short-Term Securities (Cost — $7,751) — 0.0%		7,751

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	4

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $267,560,115) — 154.9%	287,185,873
Other Assets Less Liabilities — 0.9%	1,580,104
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0%)	(37,076,555)
VRDP Shares, at Liquidation Value — (35.8%)	(66,300,000)

Net Assets Applicable to Common Shares — 100.0%	$185,389,422

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$231,234,217

Gross unrealized appreciation	$19,676,476
Gross unrealized depreciation	(791,032)

Net unrealized appreciation	$18,885,444

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal or U.S. Treasury obligations.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Morgan Stanley & Co. LLC	$2,349,837	$(1,342)

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF Pennsylvania Municipal Money Fund	1,714,474	(1,706,723)	7,751	—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(92)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$11,625,063	$(72,723)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$287,178,122	$—	$287,178,122
Short-Term Securities	$7,751	—	—	—

Total	$7,751	$287,178,122	—	$287,185,873

[1] See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	6

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(72,723)	—	—	$(72,723)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$116,000	—	—	$116,000
Liabilities:
TOB trust certificates	—	$(37,066,212)	—	$(37,066,212)
VRDP Shares	—	(66,300,000)	—	(66,300,000)

Total	$116,000	$(103,366,212)	—	$(103,250,212)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 23, 2014